Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Effective Tax Rate of the Provision for Income Taxes

The effective tax rate of the provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2018	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes	4.9	7.8
Change in valuation allowance	(27.2)	(28.5)
Federal and state tax credits	2.0	0.9
Other	(0.7)	(1.2)

	—%	—%

Summary of Components of the Deferred Tax Assets and Liabilities

The components of the deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$43,405	$56,127
Tax credits	6,993	8,777
Accrual and reserves	1,126	1,675
Tangible and intangible assets	7,117	15,888
Stock-based compensation	551	733

Gross deferred tax assets	59,192	82,865
Valuation allowance	(59,192)	(82,865)

Net deferred tax assets	$—	$—

Deferred tax liabilities:
Other intangibles	$—	$—

Net deferred tax	$—	$—

Summary of Reconciliation of the Total Unrecognized Tax Benefits

A reconciliation of the total unrecognized tax benefits for the year ended December 31, 2019 is as follows (in thousands):

Balance, beginning of year	$8,385
Decrease related to current year positions	(7,601)
Increase related to current year positions	236

Balance, end of year	$1,020